ACCOUNTS RECEIVABLE - Allowance for doubtful accounts (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS RECEIVABLE
Balance at beginning of period	$ 500	$ 199
Provision for uncollectible accounts	72	377	$ 199
Uncollectible accounts written off	(208)	(76)
Balance at end of period	$ 364	$ 500	$ 199